Northern Lights Fund Trust III

Pinnacle TrendRating Innovative Equity Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Pinnacle TrendRating Innovative Equity Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 6, 2018, (SEC Accession 0001580642-18-005793).